Short-Term Borrowing - Additional Information (Detail) HKD in Millions	1 Months Ended		12 Months Ended
	Jun. 30, 2016 USD ($) shares	Mar. 31, 2016 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 USD ($)	Jun. 30, 2016 HKD	Mar. 31, 2016 USD ($)
L&A International Holding Limited
Short-term Debt [Line Items]
Line of credit annual interest rate	2.00%					2.00%
Share received related to payment of service fee	769,481,940
Conversion ratio basis	One-to-five stock split
Line of credit amount	$ 92,300,000		¥ 82,500,000		$ 11,900,000	HKD 92.3
Line of credit , duration	24 months
Amount of shares pledged	417,440,000
Bank of Shanghai
Short-term Debt [Line Items]
Credit facility term		1 year
Credit facility		¥ 50,000,000					$ 7,200,000
Proceeds from credit facility			¥ 25,000,000	$ 3,600,000
Line of credit annual interest rate			6.525%		6.525%
Bank of Shanghai | Investor Financial Solutions, Llc
Short-term Debt [Line Items]
Credit facility		¥ 50,000,000					$ 7,200,000